Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Equity Awards Available for Grant
A summary of equity awards available for grant is as follows (in thousands):

Equity Available for Grant
Balances as of December 31, 2019	3,410
Retroactive application of reverse recapitalization	684
Balance as of December 31, 2019, as converted	4,094
Options authorized	1,801
Options granted(1)	(11,258)
Options canceled and forfeited(1)	10,562
Balances as of December 31, 2020	5,199
Equity awards authorized	17,200
Equity awards granted	(3,348)
Equity awards canceled in connection with termination of 2011 Plan	(7,005)
Equity awards canceled and forfeited	2,037
Balances as of December 31, 2021	14,083
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(1)Includes options that were canceled and re-granted as part of the option repricing modification, as further discussed below.

Schedule of stock option activity
A summary of stock option activity is as follows (in thousands, except per share amounts and years):

	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balances as of December 31, 2019	20,749	$1.98	7.1	$34,776
Retroactive application of reverse recapitalization	4,162
Balance as of December 31, 2019, as converted	24,911	1.65	7.1	$34,776
Options granted(1)	11,258	2.08
Options exercised	(907)	0.85
Options canceled and forfeited(1)	(10,562)	2.67
Balances as of December 31, 2020	24,700	$1.45	6.4	$83,570
Options exercised	(4,634)	0.93
Options canceled and forfeited	(2,008)	1.17
Balances as of December 31, 2021	18,058	$1.60	6.1	$147,219
Options vested and exercisable – December 31, 2021	14,342	$1.48	5.6	$118,563
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(1)Includes options that were canceled and re-granted as part of the option repricing modification, as further discussed below.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table presents the range of assumptions used to estimate the fair value of options granted during the periods presented:

Year Ended December 31,
	2020	2019
Risk-free interest rate	0.24% - 1.43%	1.38% - 2.60%
Expected term (years)	3.99 - 6.80	4.51 - 6.75
Volatility	49.0% - 54.8%	44.5% - 46.3%
Dividend yield	—%	—%

Share-based Payment Arrangement, Restricted Stock Unit, Activity	A summary of restricted stock unit activity is as follows (in thousands, except per share amounts):

	Number of Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Unvested January 1, 2021	—	$—
Granted	3,348	12.05
Vested	(456)	12.25
Forfeited	(29)	12.15
Unvested December 31, 2021	2,863	12.02	$27,919

Schedule of stock-based compensation expense	The following table summarizes stock-based compensation expense recorded in each component of costs and expenses in the Company’s consolidated statements of operations for the presented periods (in thousands):

	Year Ended December 31,
	2021	2020	2019
Operations and support	$545	$299	$277
Marketing	725	397	301
Product development	3,821	1,873	1,486
General and administrative	5,970	2,972	2,003
Total stock-based compensation expense	$11,061	$5,541	$4,067